LONG-TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term Investment
Long-term investment, beginning	$ 2,747,493	$ 2,517,538
Income from equity method investments	3,409,385	2,622,348
Dividends distribution	(2,591,873)	(2,319,218)
Foreign currency translation	141,075	(73,175)
Long-term investment, ending	$ 3,706,080	$ 2,747,493